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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street, Suite 700             Boston, MA  02110

(Name and address of agent for service)

With a copy to:

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

and

John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31

Date of reporting period:       January 31, 2013

Item 1.  Schedule of Investments.

The Chesapeake Growth Fund
Schedule of Investments
January 31, 2013 (Unaudited)

Common Stocks - 94.8%	Shares	Value
Consumer Discretionary - 24.4%
Automobiles - 1.6%
Harley-Davidson, Inc.	2,850	$149,397

Hotels, Restaurants & Leisure - 3.8%
Starbucks Corp.	2,100	117,852
Starwood Hotels & Resorts Worldwide, Inc.	3,730	229,059
		346,911
Internet & Catalog Retail - 5.4%
Amazon.com, Inc. *	1,069	283,820
Liberty Interactive Corp. - Series A *	10,215	217,171
		500,991
Media - 11.7%
DIRECTV *	5,740	293,543
Discovery Communications, Inc. - Class C *	3,115	198,457
IMAX Corp. *	2,930	69,236
Liberty Media Corp. *	3,284	366,199
Scripps Networks Interactive, Inc. - Class A	1,405	86,787
Walt Disney Co. (The)	1,310	70,583
		1,084,805
Multiline Retail - 1.4%
Nordstrom, Inc.	2,380	131,447

Textiles, Apparel & Luxury Goods - 0.5%
Under Armour, Inc. - Class A *	990	50,361

Consumer Staples - 1.7%
Food & Staples Retailing - 1.7%
Whole Foods Market, Inc.	1,675	161,219

Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	3,720	297,674
EOG Resources, Inc.	1,620	202,468
Pioneer Natural Resources Co.	1,630	191,590
		691,732

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.8% (Continued)	Shares	Value
Financials - 12.6%
Capital Markets - 2.1%
Goldman Sachs Group, Inc. (The)	1,340	$198,132

Diversified Financial Services - 9.5%
Bank of America Corp.	27,295	308,979
Citigroup, Inc.	6,359	268,096
MasterCard, Inc. - Class A	576	298,598
		875,673
Insurance - 1.0%
American International Group, Inc. *	2,490	94,197

Health Care - 8.5%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. *	1,140	107,149
Gilead Sciences, Inc. *	6,230	245,773
		352,922
Health Care Providers & Services - 4.7%
Humana, Inc.	5,845	434,634

Industrials - 4.1%
Aerospace & Defense - 3.0%
Boeing Co. (The)	3,760	277,751

Industrial Conglomerates - 1.1%
Danaher Corp.	1,700	101,881

Information Technology - 25.6%
Communications Equipment - 4.1%
Palo Alto Networks, Inc. *	2,075	114,872
QUALCOMM, Inc.	4,040	266,761
		381,633
Computers & Peripherals - 5.5%
Apple, Inc.	1,109	504,939

Internet Software & Services - 7.2%
Baidu, Inc. - ADR *	830	89,889
Facebook, Inc. - Class A *	6,015	186,284
Google, Inc. - Class A *	359	271,293
Youku Tudou, Inc. - ADR *	5,080	115,621
		663,087

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 94.8% (Continued)	Shares	Value
Information Technology - 25.6% (Continued)
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. - Class A	5,445	$176,690

Software - 6.9%
NetSuite, Inc. *	1,610	113,070
salesforce.com, inc. *	820	141,147
Splunk, Inc. *	6,370	209,955
VMware, Inc. - Class A *	2,330	178,199
		642,371
Materials - 5.4%
Chemicals - 1.7%
Monsanto Co.	1,535	155,572

Containers & Packaging - 2.2%
Crown Holdings, Inc. *	5,425	205,391

Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc.	3,895	137,299

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 5.0%
Equinix, Inc. *	2,159	465,114

Total Common Stocks (Cost $6,596,139)		$8,784,149

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Money Market Funds - 6.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	294,693	$294,693
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	294,694	294,694
Total Money Market Funds (Cost $589,387)		$589,387

Total Investments at Value - 101.2% (Cost $7,185,526)		$9,373,536

Liabilities in Excess of Other Assets - (1.2%)		(113,923)

Total Net Assets - 100.0%		$9,259,613

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2013.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund
Notes to Schedule of Investments
January 31, 2013 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sales price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$8,784,149	$-	$-	$8,784,149
Money Market Funds	589,387	-	-	589,387
Total	$9,373,536	$-	$-	$9,373,536

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of January 31, 2013, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of January 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2013:

Tax cost of portfolio investments	$7,264,534

Gross unrealized appreciation	$2,316,658
Gross unrealized depreciation	(207,656)
Net unrealized appreciation	$2,109,002

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of January 31, 2013, the Fund had 25.6% and 24.4% of the value of its net assets invested in stocks within the Information Technology sector and Consumer Discretionary sector, respectively. From time to time, a particular set of circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

The Chesapeake Core Growth Fund
Schedule of Investments
January 31, 2013 (Unaudited)

Common Stocks - 93.8%	Shares	Value
Consumer Discretionary - 17.4%
Hotels, Restaurants & Leisure - 3.6%
Starbucks Corp.	5,005	$280,880
Starwood Hotels & Resorts Worldwide, Inc.	10,670	655,245
		936,125
Internet & Catalog Retail - 5.1%
Amazon.com, Inc. *	3,019	801,544
priceline.com, Inc. *	759	520,272
		1,321,816
Media - 5.8%
DIRECTV - Class A *	12,243	626,107
Liberty Media Corp. *	5,980	666,830
Walt Disney Co. (The)	4,028	217,029
		1,509,966
Multiline Retail - 2.9%
Dollar Tree, Inc. *	9,269	370,667
Nordstrom, Inc.	6,915	381,916
		752,583
Consumer Staples - 3.7%
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	4,650	475,881
Whole Foods Market, Inc.	4,940	475,475
		951,356
Energy - 10.2%
Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc.	9,005	667,631

Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	10,497	839,970
EOG Resources, Inc.	9,113	1,138,942
		1,978,912
Financials - 13.5%
Capital Markets - 2.6%
Goldman Sachs Group, Inc. (The)	4,600	680,156

Diversified Financial Services - 10.9%
Bank of America Corp.	82,310	931,749
Citigroup, Inc.	23,719	999,993
MasterCard, Inc. - Class A	1,771	918,087
		2,849,829

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 93.8% (Continued)	Shares	Value
Health Care - 7.3%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. *	3,320	$312,047
Gilead Sciences, Inc. *	17,150	676,567
		988,614
Health Care Providers & Services - 3.5%
Humana, Inc.	12,440	925,039

Industrials - 6.3%
Aerospace & Defense - 3.0%
Boeing Co. (The)	10,524	777,408

Industrial Conglomerates - 3.3%
Danaher Corp.	7,710	462,060
General Electric Co.	18,105	403,380
		865,440
Information Technology - 26.0%
Communications Equipment - 4.6%
Cisco Systems, Inc.	22,013	452,807
QUALCOMM, Inc.	11,250	742,838
		1,195,645
Computers & Peripherals - 7.6%
Apple, Inc.	3,293	1,499,336
EMC Corp. *	19,175	471,897
		1,971,233
Internet Software & Services - 7.1%
Baidu, Inc. - ADR *	2,465	266,959
Facebook, Inc. - Class A *	18,080	559,938
Google, Inc. - Class A *	1,362	1,029,250
		1,856,147
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. - Class A	16,785	544,673

Software - 4.6%
salesforce.com, inc. *	3,715	639,463
VMware, Inc. - Class A *	7,375	564,040
		1,203,503
Materials - 4.0%
Chemicals - 2.5%
Monsanto Co.	6,290	637,491

The Chesapeake Core Growth Fund
Schedule of Investments (Continued)

Common Stocks - 93.8% (Continued)	Shares	Value
Materials - 4.0% (Continued)
Metals & Mining - 1.5%
Freeport-McMoRan Copper & Gold, Inc.	11,315	$398,854

Telecommunication Services - 5.4%
Diversified Telecommunication Services - 5.4%
Equinix, Inc. *	6,578	1,417,098

Total Common Stocks (Cost $19,857,708)		$24,429,519

Money Market Funds - 4.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	614,447	$614,447
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (a)	614,447	614,447
Total Money Market Funds (Cost $1,228,894)		$1,228,894

Total Investments at Value - 98.5% (Cost $21,086,602)		$25,658,413

Other Assets in Excess of Liabilities - 1.5%		393,221

Total Net Assets - 100.0%		$26,051,634

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2013.

See accompanying notes to Schedule of Investments.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments
January 31, 2013 (Unaudited)

1.	Securities Valuation

The Chesapeake Core Growth Fund’s (the “Fund”) investments in securities are carried at value.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks	$24,429,519	$-	$-	$24,429,519
Money Market Funds	1,228,894	-	-	1,228,894
Total	$25,658,413	$-	$-	$25,658,413

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  As of January 31, 2013, the Fund did not have any transfers in and out of any Levels.  There were no Level 2 or Level 3 securities or derivative instruments held in the Fund as of January 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The Chesapeake Core Growth Fund
Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2013:

Tax cost of portfolio investments	$21,843,083

Gross unrealized appreciation	$4,659,580
Gross unrealized depreciation	(844,250)
Net unrealized appreciation	$3,815,330

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of January 31, 2013, the Fund had 26.0% of the value of its net assets invested in stocks within the Information Technology sector. From time to time, a particular set of circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	March 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief
Executive Officer (Principal Executive Officer)

Date	March 12, 2013

By (Signature and Title)		/s/ Mark J. Seger
Mark J. Seger, Treasurer (Principal Financial Officer)

Date	March 12, 2013